Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2025
Provisions and contingent liabilities
Provisions and contingent liabilities
18. Provisions and contingent liabilities

Accounting policy

A provision for tax, civil (including environmental and regulatory) and labor risks is recognized when there is a present obligation as a result of a past event, it is probable that a disbursement will be required to settle the obligation, and the amount can be reliably estimated. These provisions are based on an assessment by Management, supported by opinions from internal and external legal advisors, considering the best estimates regarding the possible outcomes of the proceedings. The provisions are recognized in the statement of income, as operating or financial expense, according to the nature involved. The provisioned balances are monetarily adjusted or increased by financial charges, in line with the evolution of judicial or administrative proceedings and with the indexes applicable to each nature, as provided for in the internal contingency guidelines.

a. Provisions for tax, civil and labor risks

The Company and its subsidiaries are parties to tax, civil and labor disputes at the administrative and judicial levels.

The table below presents the breakdown of provisions by nature and their changes:

Provisions	Balance as of December 31, 2024	Additions	Reversals	Payments	Interest	Opening balance – acquisition of subsidiaries (i)	Balance as of December 31, 2025
IRPJ and CSLL	32,946	365	(13,524)	(291)	372	‐	19,868
Tax	202,465	10,780	(40,686)	(31,274)	5,129	‐	146,414
Civil	161,972	109,613	(73,289)	(64,044)	26	27,417	161,695
Provision for indemnities (a.1)	206,808	13,447	(66,075)	(14,257)	5,710	‐	145,633
Labor	54,169	13,881	(8,922)	(8,461)	792	9,545	61,004
Total	658,360	148,086	(202,496)	(118,327)	12,029	36,962	534,614
Current	47,788						49,175
Non-current	610,572						485,439

(i)	On May 8, 2025, the Company acquired the control of Hidrovias; for further details, see Note 27.b.

Provisions	Balance as of December 31, 2023	Additions	Reversals	Payments	Interest	Balance as of December 31, 2024
IRPJ and CSLL	636,167	949	(15,124)	(610,534)	21,488	32,946
Tax	254,781	49,038	(87,575)	(16,686)	2,907	202,465
Civil	150,258	66,215	(19,002)	(35,519)	20	161,972
Provision for indemnities (a.1)	203,780	19,519	(6,081)	(12,959)	2,549	206,808
Labor	59,144	18,468	(16,447)	(7,764)	768	54,169
Total	1,304,130	154,189	(144,229)	(683,462)	27,732	658,360
Current	45,828					47,788
Non-current	1,258,302					610,572

Provisions	Balance as of 12/31/2022	Additions	Reversals	Payments	Interest	Acquisition of subsidiary	Balance as of 12/31/2023
IRPJ and CSLL	559,217	14,597	(6,717)	‐	69,070	‐	636,167
Tax	163,547	94,072	(29,179)	(14,747)	40,299	789	254,781
Civil, environmental and regulatory claims	93,416	124,857	(29,402)	(39,071)	‐	458	150,258
Labor litigation	73,172	27,333	(27,308)	(16,310)	2,257	‐	59,144
Provision for indemnities (a. 1)	150,820	32,691	(7,969)	‐	28,238	‐	203,780
Total	1,040,172	293,550	(100,575)	(70,128)	139,864	1,247	1,304,130
Current	22,837						45,828
Non-current	1,017,335						1,258,302

Balances of escrow deposits by nature are as follows:

	12/31/2025	12/31/2024
Tax	420,906	306,593
Labor	15,897	24,070
Civil	34,806	115,413
	471,609	446,076

In the year ended December 31, 2025, the monetary variation on escrow deposits amounted to R$ 46,139 (R$ 45,336 as of December 31, 2024 and R$ 62,217 as of December 31, 2023). This amount was recorded as financial income in the statement of income.

a.1 Provision for indemnities

As a result of the sale of Oxiteno, completed on April 1, 2022, Ultrapar assumed contractual liability for losses related to acts prior to the closing of the transaction. The provision for potential reimbursement to Indorama, in the event the losses materialize, amounts to R$109,333 as of December 31, 2025 (R$174,408 as of December 31, 2024), related to R$ 32,384 (R$ 95,274 as of December 31, 2024) for labor claims, R$ 28,605 (R$ 26,074 as of December 31, 2024) for civil claims and R$ 48,344 (R$ 53,060 as of December 31, 2024) for tax claims.

Regarding the sale of Extrafarma, completed on August 1, 2022, whose liability for losses prior to the transaction was assumed by subsidiary Ipiranga, the provision for potential reimbursement to Pague Menos, in the event the losses materialize, is R$ 36,297 as of December 31, 2025 (R$ 32,400 as of December 31, 2024), of which R$ 14,153 (R$ 12,074 as of December 31, 2024) for labor claims, R$7,798 (R$7,007 as of December 31, 2024) for civil claims and R$ 14,346 (R$ 13,319 as of December 31, 2024) for tax claims.

b. Possible contingent liabilities

The Company and its subsidiaries are parties to administrative and legal proceedings for tax, civil and labor claims which, based on the assessment of the legal departments and the advice of external legal advisors, were classified as a possible loss. In accordance with the accounting practices adopted and the internal contingency guideline, these obligations do not meet the criteria for provision recognition and are therefore only disclosed in notes to the financial statements.

The contingent liabilities, classified as possible loss, by nature are as follows:

Possible contingent liabilities	12/31/2025	12/31/2024
Tax (b.1)	6,027,879	4,176,046
Civil (b.2)	867,293	815,203
Labor	376,406	293,938
	7,271,578	5,285,187

b.1 Contingent tax liabilities

The Company and its subsidiaries are parties to administrative and legal proceedings involving IRPJ and CSLL, mainly arising from denials of offset claims, which total R$ 577,253 as of December 31, 2025 (R$ 496,615 as of December 31, 2024). Regarding PIS and COFINS, tax credit disallowances from the non-cumulative regime are recorded, which total R$ 3,136,458 as of December 31, 2025 (R$ 1,890,313 as of December 31, 2024).

Additionally, subsidiary Ipiranga and its subsidiaries have legal proceedings related to ICMS totaling R$ 1,662,515 as off December 31, 2025 (R$ 1,357,445 as of December 31, 2024). The main discussions involve assessments relating to i) the alleged non-payment of R$ 444,766 (R$ 154,914 as of December 31, 2024); ii) 2% surcharge on products considered non-essential (hydrated ethanol) in the amount of R$ 246,060 (R$ 223,691 as of December 31, 2024); iii) the reversal and disallowance of credits in the amount of R$ 236,808 (R$ 145,126 as of December 31, 2024); and iv) inventory differences of R$ 236,568 (R$ 279,448 as of December 31, 2024).

In addition, subsidiary Ipiranga and its subsidiaries are discussing the offset of excise tax (“IPI”) credits related to raw materials used in the manufacturing of products subject to taxation, which were subsequently sold and were not subject to IPI under the tax immunity, in the amount of R$ 209,444 as of December 31, 2025 (R$ 194,508 as of December 31, 2024). In April 2025, the Superior Court of Justice, under the repetitive appeals regime (Theme 1247), ruled on the discussion in favor of the taxpayers.

Of the remaining amount of tax contingencies classified as potential losses, R$ 442,210 as of December 31, 2025 (R$ 574,672 as of December 31, 2024) relates to other proceedings involving the Company and its subsidiaries.

b.2 Contingent civil liabilities

The Company and its subsidiaries have contingent liabilities for civil claims in the amount of R$ 867,293 as of December 31, 2025 (R$ 815,203 as of December 31, 2024). Among these proceedings, the following claims involving subsidiary Cia. Ultragaz are highlighted: i) administrative proceedings filed by CADE, referring to alleged anti-competitive practices in municipalities in the Triângulo Mineiro region in 2001, and at the administrative level, Cia. Ultragaz was ordered to pay a fine, in the updated amount of R$ 39,447 as of December 31, 2025 (R$ 38,005 as of December 31, 2024); and ii) lawsuits filed by resellers, who are seeking indemnity, in addition to the nullity and termination of distribution contracts, totaling R$ 95,971 as of December 31, 2025 (R$ 187,460 as of December 31, 2024).

c. Lubricants operation between Ipiranga and Chevron

The provisions of shareholder Chevron’s liability amount to R$ 4,020 (R$ 36,146 as of December 31, 2024), for which a corresponding indemnification asset was recorded. This asset comprises R$ 204 related to tax claims (R$ 32,380 as of December 31, 2024), R$ 210 to civil claims (R$ 220 as of December 31, 2024), and R$ 3,606 to labor claims (R$ 3,545 as of December 31, 2024).

Additionally, due to a business combination, on December 1, 2017, a provision of R$ 198,900 was recorded relating to contingent liabilities and an indemnification asset in the same amount was recognized. The balance of this asset totaled R$ 88,503 as of December 31, 2025 (R$ 89,952 as of December 31, 2024). The amounts of provisions and contingent liabilities related to the business combination and the liability of the shareholder Chevron will be fully reimbursed to subsidiary Iconic in the event of losses without the need to recognize an allowance for expected credit losses.